Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	FOREIGN TRADE BANK OF LATIN AMERICA, INC.
Entity Central Index Key	0000890541
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	BLX
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Class A common stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,342,189
Class B common stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,531,926
Class E common stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	29,271,067
Class F Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0